GS Mortgage Securities Corp. ABS-15G

Exhibit 99.5 - Schedule 9

LOANID	GS_LOAN_NUMBER	Investor Loan Number	EXCEPTIONID	EXCEPTIONIDDATE	CONDITIONCATEGORY	CONDITIONSTANDARDIZEDDESCRIPTION	EXCEPTIONCHOSEN	EDITEDEXCEPTION	COMPENSATINGFACTORS	FOLLOW-UPCOMMENTS	EXCEPTION STATUS	CLEAREDDATE	OVERRIDEDATE	EXCEPTIONLEVELGRADE	COMPLETEDATE	OUTSIDEQCDATE	NOTEDATE	PROPERTYSTATE	OCCUPANCY	PURPOSE
XXXX	1001		XXXX	XX/XX/XXXX	Credit	Credit	Credit - Other	There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan closed in the name of a business entity; however, the loan file did not contain a liens/judgement search on the business as required per guidelines.		Documentation received is sufficient. (Resolved)	Resolved	XX/XX/XXXX		1			XX/XX/XXXX	XX	Investment Property	Cash Out: Other/Multipurpose/Unknown purpose
XXXX	1001		XXXX	XX/XX/XXXX	Valuation	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX that supported the value.				XX/XX/XXXX		1			XX/XX/XXXX	XX	Investment Property	Cash Out: Other/Multipurpose/Unknown purpose
XXXX	1001		XXXX	XX/XX/XXXX	Credit	Credit	Condo - Other	Lender Exception for the deed restrictions on the subject condo prior to consummation. Deemed Non Material based on compensating factors.	Comp Factors - DTI XXXX%, Reserves $XXXX mos		Waived	XX/XX/XXXX		2			XX/XX/XXXX	XX	Investment Property	Cash Out: Other/Multipurpose/Unknown purpose
XXXX	1001		XXXX	XX/XX/XXXX	Compliance	Compliance	Note - Incomplete	The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender.			Acknowledged	XX/XX/XXXX		2			XX/XX/XXXX	XX	Investment Property	Cash Out: Other/Multipurpose/Unknown purpose
XXXX	1002		XXXX	XX/XX/XXXX	Valuation	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraisal value.				XX/XX/XXXX		1			XX/XX/XXXX	XX	Second Home	Other-than-first-time Home Purchase
XXXX	1002		XXXX	XX/XX/XXXX	Credit	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XX/XX/XXXX		1			XX/XX/XXXX	XX	Second Home	Other-than-first-time Home Purchase
XXXX	1002		XXXX	XX/XX/XXXX	Compliance	Compliance	TRID - CD - Section B incorrect payee	The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on XX/XX/XXXX. Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.			Acknowledged	XX/XX/XXXX		2			XX/XX/XXXX	XX	Second Home	Other-than-first-time Home Purchase
XXXX	1002		XXXX	XX/XX/XXXX	Compliance	Compliance	Security Instrument - Power of Attorney Missing	There is an individual on the Security Instrument who signed as an agent under a Power of Attorney but the Power of Attorney document is missing.		The documentation provided is sufficient to cure the finding. (Resolved)	Resolved	XX/XX/XXXX		1			XX/XX/XXXX	XX	Second Home	Other-than-first-time Home Purchase
XXXX	1002		XXXX	XX/XX/XXXX	Compliance	Compliance	Note - Signature Discrepancy	There is an individual on the Note who signed as an agent under a Power of Attorney but the Power of Attorney document is missing.		The documentation provided is sufficient to cure the finding. (Resolved)	Resolved	XX/XX/XXXX		1			XX/XX/XXXX	XX	Second Home	Other-than-first-time Home Purchase